Share Capital and Reserve - Summary of the Company's Other Equity Instruments and the Changes for the Year (Detail) - Warrants [member] Warrants in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2020 Warrants	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants, outstanding beginning balance		21,459,349	22,965,400
Number of warrants, exercised	(15)	(21,091,325)	(1,506,051)
Number of warrants, expired unexercised		(368,024)
Number of warrants, outstanding ending balance		0	21,459,349
Shares to be issued upon exercise of the warrants, outstanding beginning balance		21,459,349	22,965,400
Shares to be issued upon exercise of the warrants, exercised		(21,091,325)	(1,506,051)
Shares to be issued upon exercise of the warrants, expired unexercised		(368,024)
Shares to be issued upon exercise of the warrants, outstanding ending balance		0	21,459,349